Land Use Rights	12 Months Ended
May 31, 2012
Land Use Rights
11.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Land use rights	3,980	3,980
Less: accumulated amortization	(660)	(747)
Exchange differences	182	243

Land use rights, net	3,502	3,476

Amortization expense for land use rights for the years ended May 31, 2010, 2011 and 2012 was US$81, US$83 and US$87, respectively. The Group expects to recognize US$87 in amortization expense for each of the next five years and US$3,041 thereafter.